Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000003588 | Thrivent Core Investment Grade Corporate Bond Fund_5027008
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003588 | Thrivent Core High Yield Bond Fund_5027007
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003588 | Thrivent Core Emerging Markets Debt Fund_5027006
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003588 | U.S. Treasury Notes_5027041
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003588 | Thrivent International Large Cap ETF_5027009
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5026565
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5026200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003588 | U.S. Treasury Notes_5027043
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5026546
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | NVIDIA Corporation_5026802
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003588 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000003588 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000003588 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003588 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003588 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003588 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000003588 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000003588 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003588 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003590 | Thrivent Core Investment Grade Corporate Bond Fund_5027008
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003590 | Thrivent Core High Yield Bond Fund_5027007
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003590 | Thrivent Core Emerging Markets Debt Fund_5027006
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003590 | U.S. Treasury Notes_5027041
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003590 | Thrivent International Large Cap ETF_5027009
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5026565
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5026200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003590 | U.S. Treasury Notes_5027043
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5026546
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | NVIDIA Corporation_5026802
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003590 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000003590 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000003590 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003590 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003590 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003590 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000003590 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000003590 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003590 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%